Schedule of Stockholders' Equity Note, Warrants or Rights (Details) (USD $)	12 Months Ended
Sep. 30, 2013
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Stockholders' Equity Note, Warrants Or Rights 1	$ 24,445,706
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Stockholders' Equity Note, Warrants Or Rights 2	0.414
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Stockholders' Equity Note, Warrants Or Rights 3	1,168
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Stockholders' Equity Note, Warrants Or Rights 4	24,445,706
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Stockholders' Equity Note, Warrants Or Rights 5	0.414
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Stockholders' Equity Note, Warrants Or Rights 6	1,168
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Stockholders' Equity Note, Warrants Or Rights 7	24,445,706
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Stockholders' Equity Note, Warrants Or Rights 8	0.414
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Stockholders' Equity Note, Warrants Or Rights 9	$ 1,168